General	6 Months Ended
Jun. 30, 2023
General [Abstract]
GENERAL

NOTE 1 – GENERAL:

1.	INSPIRA TECHNOLOGIES OXY B.H.N. LTD (formerly: INSENSE MEDICAL LTD) (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company’s functional currency is the New Israeli Shekel (“NIS”).

The Company operates in the medical technology industry in the field of respiratory support technology. It is engaged in the research, development, manufacturing-related activities, and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

(*) The INSPIRA ART500 (Augmented Respiratory Technology), a respiratory support technology geared towards utilizing direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake and spontaneously breathing. The aim is to reduce the need for invasive mechanical ventilation, with the potential to reduce risks, complications and high costs.

(*) The HYLA blood sensor, a non-invasive optical blood sensor designed to perform real-time and continuous blood measurements, potentially minimizing the need to take actual blood samples from patients.

(*) The INSPIRA ART100, an advanced form of life support system, better known by the medical industry as a cardiopulmonary bypass system, is being designed for use in surgical procedures requiring cardiopulmonary bypass for six hours or less.

The Company’s products are in the development stage. The INSPIRA ART100 device and the INSPIRA ART500 have not yet been tested or used in humans and the Company’s products have not been approved by the U.S. Food and Drug Administration.

On July 16, 2021, the Company completed its initial public offering (the “IPO”) on the Nasdaq Capital Market, whereby the Company sold 2,909,091 ordinary shares, no par value (the “Ordinary Shares”) and 3,345,455 tradable warrants (inclusive of 436,364 tradable warrants pursuant to the exercise of an overallotment option granted to the underwriters). The aggregate proceeds received by the Company from the IPO were approximately $14,490, after deducting underwriting discounts and commissions and additional offering costs totaling approximately $1,543. On July 16, 2021, following the closing of the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors and 16,587 non-tradeable warrants to brokers in connection with the conversion of Company’s previously issued financial liabilities at fair market value.

In October 2021, investors exercised tradable warrants to purchase 1,705,000 Ordinary Shares of the Company. The total proceeds received by the Company from this exercise were $9,377. The Company paid fees of 7%, amounting to $656, according to the terms of a contract with a promoter in connection with the IPO for which the Company recorded a financial liability.

2.	The Company has not generated any revenue since its inception and the Company is still in its development stage. The Company’s operating losses for the six-months ended June 30, 2023 and 2022 were $6,335 and $8,007, respectively, and the Company’s net losses for the same period were $5,855 and $3,473, respectively. As of June 30, 2023, the Company had an accumulated deficit of 44,919. The Company has funded its operations through the proceeds raised through the IPO.

3.	The Company’s management intends to raise additional funds through offerings of its securities, that will be utilized to fund product development and continue operations.

On April 4, 2023, the Company, entered into a sales agreement with Roth Capital Partners, LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, the Company’s Ordinary Shares, no par value per share (the “ATM”). The Ordinary Shares shall be offered and sold pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”) filed on August 10, 2022 and the prospectus supplement to the Registration Statement. The Company will pay the Sales Agent a commission amounting to 3.0% of the aggregate gross proceeds from the sale of Ordinary Shares. To date, 17,566 Ordinary Shares have been sold, resulting in aggregate gross proceeds to the Company of $26.

4.	Management believes that the proceeds of its funding agreements, combined with its cash on hand and the Company’s plans to raise additional funds through the ATM facility or through other means, are sufficient to operate in the foreseeable future.

5.	These interim condensed financial statements were authorized by the Company’s board of directors on September 27 2023.